Equity (Details) - USD ($)								9 Months Ended	12 Months Ended
	Oct. 22, 2015	Aug. 18, 2015	Jul. 21, 2015	May. 20, 2015	Apr. 23, 2015	Jan. 26, 2015	Nov. 19, 2014	Sep. 30, 2015	Dec. 31, 2014
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as of beginning of period (in units)								7,837,774
Unit-based compensation (in units)								5,050
Balance as of end of period (in units)								12,841,676	7,837,774
Initial public offering, offering costs								$ 3,308,455	$ 9,519,321
Issuance of units in connection with acquisition								31,461,930
Gross proceeds, sale of units									39,272,905
Pay down of revolving credit facility								$ 50,700,000	$ 1,000,000
Distributions
Minimum quarterly distribution per unit (in dollars per share)	$ 0.2875							$ 0.2875
Cash distribution declared per unit (in dollars per share)	$ 0.3175		$ 0.3075		$ 0.2975	$ 0.1344		0.9225	$ 0.1344
Distribution declared	$ 4,077,232		$ 3,334,168		$ 2,332,038	$ 1,053,533
Minimum annual distribution per unit (in dollars per share)								$ 1.15
Prorated Period For Distribution						43 days
Quarterly distribution declared per unit , on an annualized basis (in dollars per share)	$ 1.27
Landmark Dividend Growth Fund-E LLC
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units in connection with Fund E acquisition (in units)								1,998,852
Common Unitholders, Public
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as of beginning of period (in units)								4,702,665
Unit-based compensation (in units)								5,050
Balance as of end of period (in units)								9,706,567	4,702,665
Issuance of units in connection with acquisition								$ 31,461,930
Common Unitholders, Public | Landmark, General Partner and affiliates
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as of end of period (in units)		171,737						171,737
Common Unitholders, Public | Landmark Dividend Growth Fund-E LLC
Increase (Decrease) in Partners' Capital [Roll Forward]
Issuance of units in connection with Fund E acquisition (in units)								1,998,852
Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Increase (Decrease) in Partners' Capital [Roll Forward]
Distribution, units issued							1,952,665
Subordinated Unitholder, Landmark
Increase (Decrease) in Partners' Capital [Roll Forward]
Balance as of beginning of period (in units)								3,135,109
Balance as of end of period (in units)								3,135,109	3,135,109
Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Increase (Decrease) in Partners' Capital [Roll Forward]
Unit interest owned (as a percent)									40.00%
Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Increase (Decrease) in Partners' Capital [Roll Forward]
Distribution, units issued							1,068,114
Distribution of units and cash for assets and liabilities of Fund A and Fund D | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Increase (Decrease) in Partners' Capital [Roll Forward]
Cash distribution							$ 59,667,292
Initial public offering
Increase (Decrease) in Partners' Capital [Roll Forward]
Net proceeds, IPO							82,003,584
Payment of underwriting discounts, structuring fees, and other offering costs							9,519,321
Initial public offering | Senior secured revolving credit facility
Increase (Decrease) in Partners' Capital [Roll Forward]
Pay down of revolving credit facility									$ 19,157,418
Payment of commitment fees and expenses									$ 2,907,382
Initial public offering | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Increase (Decrease) in Partners' Capital [Roll Forward]
Cash distribution							$ 59,667,292
Initial public offering | Common Unitholders, Public
Increase (Decrease) in Partners' Capital [Roll Forward]
Unit interest owned (as a percent)							35.10%
Initial public offering | Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Increase (Decrease) in Partners' Capital [Roll Forward]
Distribution, units issued							1,952,665
Initial public offering | Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Increase (Decrease) in Partners' Capital [Roll Forward]
Distribution, units issued							1,068,114
IPO, Public
Increase (Decrease) in Partners' Capital [Roll Forward]
Proceed from initial public offering, net of offering costs of $9,519,321 (in units)								3,000,000
IPO, Public | Common Unitholders, Public
Increase (Decrease) in Partners' Capital [Roll Forward]
Proceed from initial public offering, net of offering costs of $9,519,321 (in units)				3,000,000			2,750,000	3,000,000
Unit offering price (in dollars per share)				$ 16.75
Unit offering price, net of costs (in dollars per share)				$ 15.9125
Net proceeds, IPO				$ 46,900,000
Initial public offering, offering costs				$ 3,300,000
Gross proceeds, sale of units							$ 52,250,000
IPO, Public | Subordinated Unitholder, Landmark
Increase (Decrease) in Partners' Capital [Roll Forward]
Proceed from initial public offering, net of offering costs of $9,519,321 (in units)								0
Over-allotment option | Common Unitholders, Public
Increase (Decrease) in Partners' Capital [Roll Forward]
Proceed from initial public offering, net of offering costs of $9,519,321 (in units)							100,000
Sale to affiliate | Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Increase (Decrease) in Partners' Capital [Roll Forward]
Proceed from initial public offering, net of offering costs of $9,519,321 (in units)							2,066,995
Unit offering price (in dollars per share)							$ 19.00
Gross proceeds, sale of units							$ 39,272,905